Consolidated Cash Flow Statements - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Net profit / (loss) for the period	€ (375,776)	€ (277,515)
Reversal of finance income	(73,797)	(44,589)
Reversal of finance expenses	25,381	2,580
Reversal of gain and loss on disposal of property, plant and equipment	22	0
Reversal of tax charge	28	(253)
Increase / (decrease) in provisions	4,954	0
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(1,913)	(1,749)
Share of profit / (loss) of associate	9,736	(19,434)
Share-based payment	50,307	52,684
Depreciation	12,988	10,784
Amortization	333	333
Changes in working capital:
Inventories	(28,571)	(55,270)
Receivables	(6,074)	(9,295)
Prepayments	(8,869)	(8,246)
Contract liabilities (deferred income)	10,727	(327)
Trade payables, accrued expenses and other payables	22,528	54,302
Cash flows generated from / (used in) operations	(357,996)	(295,995)
Finance income received	6,808	2,919
Finance expenses paid	(2,026)	(1,056)
Income taxes received / (paid)	(800)	(207)
Cash flows from / (used in) operating activities	(354,014)	(294,339)
Investing activities
Investment in associate	0	(10,187)
Acquisition of property, plant and equipment	(10,707)	(18,907)
Reimbursement from acquisition of property, plant and equipment	9,535	0
Development expenditures (software)	0	(530)
Purchase of marketable securities	(160,839)	(87,544)
Settlement of marketable securities	224,540	118,512
Cash flows from / (used in) investing activities	62,529	1,344
Financing activities
Payment of principal portion of lease liabilities	(4,577)	(4,885)
Net proceeds from convertible senior notes	503,281	0
Proceeds from exercise of warrants	2,023	9,209
Net proceeds from follow-on public offerings	0	367,692
Acquisition of treasury shares, net of transaction costs	(105,303)	0
Cash flows from / (used in) financing activities	395,424	372,016
Increase / (decrease) in cash and cash equivalents	103,939	79,021
Cash and cash equivalents at January 1	446,267	584,517
Effect of exchange rate changes on balances held in foreign currencies	58,124	29,403
Bank deposits	604,018	692,941
Short-term marketable securities	4,312	0
Cash and cash equivalents at September 30	€ 608,330	€ 692,941